Performance Management - AMG GW&K Muni Income ETF	Sep. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not yet completed a full calendar year of operations as of the date of this Prospectus, the bar chart and table are not shown. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance Past Does Not Indicate Future [Text]	Although pastperformance of the Fund is no guarantee of how it will perform inthe future, historical performance may give you some indicationof the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	This section would normally include a bar chart and a tableshowing how the Fund has performed and how its performancehas varied from year to year.
Performance One Year or Less [Text]	Because the Fund has not yetcompleted a full calendar year of operations as of the date of thisProspectus, the bar chart and table are not shown.